SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of equipment, declining method annual rates [Table Text Block]
Furniture and equipment	20%

Computer equipment	30%

Vehicles	30%

Mining and exploration equipment	20%

Schedule of earnings per share calculations [Table Text Block]
	2024	2023	2022
Net income (loss) attributable to Xtra-Gold Resources Corp.	$1,675,412	$(165,928)	$631,767

Basic weighted average number of common shares outstanding	46,065,555	46,361,078	46,542,900
Diluted weighted average number of common shares outstanding	48,989,055	46,361,078	48,822,024

Basic income attributable to common shareholders per common share	$0.04	$(0.00)	$0.01
Diluted income attributable to common shareholders per common share	$0.03	$(0.00)	$0.01

Schedule of changes in Level 3 measurements [Table Text Block]
Private Investments- Non-Marketable Equity	2024	2023
Acquisition	153,708	323,535
Change in unrealized Fair Value	(153,708)	(815,304)

Schedule of debt securities at fair value [Table Text Block]
Level 1 - Cash equivalents	December 31, 2024	December 31, 2023

Money market funds	$6,750,465	$6,738,412
	$6,750,465	$6,738,412

Schedule of fair value of financial assets and liabilities [Table Text Block]
	December 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$8,176,313	$8,176,313	$-	$-
Restricted cash	296,322	296,322	-	-
Trading securities	3,221,598	3,221,598	-	-
Total	$11,694,233	$11,694,233	$-	$-

	December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$7,154,462	$7,154,462	$-	$-
Restricted cash	296,322	296,322	-	-
Trading securities	2,212,401	2,212,401	-	-
Total	$9,663,185	$9,663,185	$-	$-